Balance Sheets - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Receivables-
Customers	$ 330	$ 284
Less - Allowance for uncollectible customer receivables	6	6
Receivable	324	278
Prepaid taxes and other	33	29
Total current assets	404	379
PROPERTY, PLANT AND EQUIPMENT:
In service	9,267	8,731
Less - Accumulated provision for depreciation	2,439	2,439
Net Plant	6,828	6,292
Construction work in progress	880	620
Total	7,708	6,912
INVESTMENTS AND OTHER NONCURRENT ASSETS:
Goodwill	1,811	1,811
Investments	297	282
Regulatory assets	515	247
Prepaid OPEB costs	243	215
Other	131	67
Total investments and other noncurrent assets	2,997	2,622
TOTAL ASSETS	11,109	9,913
CURRENT LIABILITIES:
Currently payable long-term debt	2	1
Short-term borrowings	93	22
Accrued compensation and benefits	34	33
Customer deposits	35	34
Accrued taxes	11	21
Accrued interest	44	23
Other	41	34
Total current liabilities	538	345
NONCURRENT LIABILITIES:
Long-term debt and other long-term obligations	3,023	2,339
Accumulated deferred income taxes, net	1,348	1,192
Nuclear fuel disposal costs	245	235
Retirement benefits	32	71
Other	763	764
Total noncurrent liabilities	5,411	4,601
TOTAL LIABILITIES	5,949	4,946
COMMON STOCKHOLDER'S EQUITY:
Common stock, $10 par value, authorized 16,000,000 shares - 13,628,447 shares outstanding	136	136
Other paid-in capital	3,530	3,523
Accumulated other comprehensive loss	(4)	(4)
Retained earnings	1,498	1,312
Total common stockholders' equity	5,160	4,967
COMMITMENTS, GUARANTEES AND CONTINGENCIES (NOTE 14.)
TOTAL LIABILITIES AND EQUITY	11,109	9,913
Related Party
Receivables-
Receivable	22	44
CURRENT LIABILITIES:
Accounts payable	103	1
Nonrelated Party
Receivables-
Receivable	25	28
CURRENT LIABILITIES:
Accounts payable	175	176
Customer
Receivables-
Customers	330	284
Less - Allowance for uncollectible customer receivables	6	6
Receivable	$ 324	$ 278